Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 38,517	$ 1,159
Other Receivables	75,781	60,517
Prepaids	0	623
Total Current Assets	114,298	62,299
Acquired In-Process Research and Development	871,000	871,000
Deposits	18,125	13,925
Total Assets	1,003,423	947,224
Current Liabilities
Accounts Payable and Accrued Liabilities	376,392	265,604
8% Senior Secured Convertible Promissory Note, net of discount of $289,093 at December 31, 2019	688,166	694,431
8% Senior Secured Convertible Promissory Note issued December 2, 2019, net of discount of $125,453 at December 31, 2019	121,691	24,093
Total Current Liabilities	1,186,249	984,128
Long Term Liability
Promissory Note from MAAB	1,209,350	750,017
Total Liabilities	2,395,599	1,734,145
Commitments and Contingencies (Notes 1, 16 and 17)	0	0
Stockholders' Deficit
Common Stock, $0.001 par value, 250,000,000 Shares Authorized, 5,724,258 and 4,880,115 shares Issued and Outstanding at December 31, 2020 and 2019	5,724	4,880
Accumulated Other Comprehensive Loss	(75,419)	(20,098)
Accumulated Deficit	(11,502,721)	(10,316,875)
Total Stockholders' Deficit	(1,392,176)	(786,921)
Total Liabilities and Stockholders' Deficit	1,003,423	947,224
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Convertible Preferred Stock	156	156
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	124,844	124,844
Series B Convertible Preferred Stock [Member]
Stockholders' Deficit
Convertible Preferred Stock	10	10
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	7,156,204	7,156,204
Common Stock [Member]
Stockholders' Deficit
Additional Paid-in Capital:Series A Convertible Preferred Stock, Series B Convertible Preferred Stock, Common Stock	$ 2,899,026	$ 2,263,958